First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Strategic Income Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	11.662%	500,000	445,217
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/23/2034	11.315%	280,000	242,022
Series 2021-6A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/21/2034	11.315%	250,000	216,344
Series 2021-7A Class E
3-month USD LIBOR + 6.750% Floor 6.750% 01/22/2035	11.565%	250,000	217,755
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month USD LIBOR + 6.500% Floor 6.500% 01/15/2035	11.292%	250,000	222,814
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	11.042%	250,000	221,972
FREED ABS Trust(a)
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	73,838	73,740
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	53,474	53,342
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	220,000	208,051
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	8.292%	400,000	375,479
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	600,000	594,000
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	11.308%	300,000	263,979
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 10/20/2034	11.508%	250,000	225,431
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	162,465	160,082
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	349,966	347,750
Total Asset-Backed Securities — Non-Agency (Cost $4,162,093)			3,867,978

Commercial Mortgage-Backed Securities - Non-Agency 2.5%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	7.085%	300,000	274,574
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	6.485%	300,000	287,559
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	7.663%	300,000	269,976
Subordinated Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	8.359%	650,000	581,697
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	150,000	130,284
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	277,301
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	183,422
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	600,000	422,424
2	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	6.934%	195,238	185,960
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	522,937
Progress Residential Trust(a)
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	481,045
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,242,555)			3,617,179

Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
Fairlane Management Corp.(c),(e),(f)	2,000	—
Total Financials		—
Total Common Stocks (Cost $—)		—

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	238,000	122,570
Total Convertible Bonds (Cost $198,235)			122,570

Corporate Bonds & Notes 39.1%

Aerospace & Defense 1.3%
BAE Systems PLC(a)
02/15/2031	1.900%	460,000	374,517
Boeing Co. (The)
08/01/2059	3.950%	646,000	474,991
05/01/2060	5.930%	159,000	158,940
Bombardier, Inc.(a)
04/15/2027	7.875%	42,000	42,587
Howmet Aerospace, Inc.
01/15/2029	3.000%	107,000	94,708
Northrop Grumman Corp.
03/15/2053	4.950%	78,000	77,655
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	46,000	50,212
TransDigm, Inc.(a)
12/15/2025	8.000%	70,000	71,382
03/15/2026	6.250%	256,000	256,201
08/15/2028	6.750%	71,000	71,710
TransDigm, Inc.
11/15/2027	5.500%	116,000	109,392
Total			1,782,295
Airlines 0.3%
Air Canada(a)
08/15/2026	3.875%	43,000	39,061
American Airlines, Inc.(a)
07/15/2025	11.750%	41,000	44,791
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	96,012	94,609
04/20/2029	5.750%	133,729	128,350
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	124,474	118,242
United Airlines, Inc.(a)
04/15/2026	4.375%	66,000	63,288
Total			488,341
Automotive 0.6%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	8,000	7,389
Ford Motor Co.
02/12/2032	3.250%	85,000	66,548
01/15/2043	4.750%	148,000	112,666
Ford Motor Credit Co. LLC
09/08/2024	3.664%	47,000	45,253
06/16/2025	5.125%	72,000	70,449
11/13/2025	3.375%	40,000	37,107
08/17/2027	4.125%	74,000	67,762
11/04/2027	7.350%	45,000	46,420
02/16/2028	2.900%	22,000	18,872
02/10/2029	2.900%	75,000	62,121
11/13/2030	4.000%	19,000	16,211
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	84,000	75,014
IHO Verwaltungs GmbH(a),(g)
09/15/2026	4.750%	15,000	13,387
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	39,000	38,519
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	17,000	16,949
05/15/2027	8.500%	88,000	88,316
Total			782,983

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 6.9%
Ally Financial, Inc.
05/21/2024	3.875%	22,000	21,019
Subordinated
11/20/2025	5.750%	38,000	35,720
Bank of America Corp.(h)
10/22/2030	2.884%	1,010,000	878,362
07/23/2031	1.898%	1,000,000	801,711
10/20/2032	2.572%	730,000	596,720
02/04/2033	2.972%	440,000	370,825
Subordinated
09/21/2036	2.482%	57,000	43,180
Citigroup, Inc.(h)
01/25/2033	3.057%	785,000	666,157
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	1,310,000	1,065,685
10/21/2032	2.650%	3,000	2,474
HSBC Holdings PLC(h)
05/24/2032	2.804%	270,000	220,639
11/22/2032	2.871%	754,000	614,168
03/09/2034	6.254%	200,000	209,080
JPMorgan Chase & Co.(h)
04/22/2032	2.580%	1,815,000	1,528,829
11/08/2032	2.545%	1,340,000	1,112,327
Morgan Stanley(h)
07/21/2032	2.239%	182,000	146,399
Subordinated
09/16/2036	2.484%	70,000	52,939
Wells Fargo & Co.(h)
10/30/2030	2.879%	485,000	420,882
02/11/2031	2.572%	1,060,000	899,362
04/25/2053	4.611%	88,000	78,044
Total			9,764,522
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(a)
03/01/2028	6.250%	2,000	1,809
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	80,000	80,500
Hightower Holding LLC(a)
04/15/2029	6.750%	42,000	35,580
NFP Corp(a)
10/01/2030	7.500%	66,000	63,755
NFP Corp.(a)
08/15/2028	4.875%	131,000	118,105
08/15/2028	6.875%	156,000	133,993
Total			433,742
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	182,000	166,237
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	45,000	42,619
05/15/2029	4.125%	26,000	22,886
James Hardie International Finance DAC(a)
01/15/2028	5.000%	66,000	62,204
SRS Distribution, Inc.(a)
07/01/2028	4.625%	75,000	66,595
07/01/2029	6.125%	40,000	33,734
12/01/2029	6.000%	49,000	40,487
White Cap Buyer LLC(a)
10/15/2028	6.875%	68,000	59,081
Total			493,843
Cable and Satellite 1.8%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	60,000	55,114
03/01/2030	4.750%	58,000	50,264
08/15/2030	4.500%	59,000	49,732
02/01/2031	4.250%	30,000	24,585
02/01/2032	4.750%	55,000	46,288
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	206,000	168,291
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	140,000	115,083
12/01/2061	4.400%	291,000	197,854
06/30/2062	3.950%	358,000	225,294
04/01/2063	5.500%	215,000	173,943
CSC Holdings LLC(a)
12/01/2030	4.125%	154,000	110,585
12/01/2030	4.625%	79,000	38,878
02/15/2031	3.375%	197,000	136,091
11/15/2031	5.000%	64,000	31,895
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	43,000	38,948
DISH DBS Corp.(a)
12/01/2028	5.750%	65,000	48,532
DISH DBS Corp.
06/01/2029	5.125%	197,000	103,953
DISH Network Corp.(a)
11/15/2027	11.750%	13,000	12,500
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	73,000	57,078
09/15/2028	6.500%	118,000	48,656

4	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	37,000	33,372
07/15/2028	4.000%	100,000	85,958
07/01/2030	4.125%	78,000	63,761
Videotron Ltd.(a)
06/15/2029	3.625%	388,000	334,196
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	66,894
VZ Secured Financing BV(a)
01/15/2032	5.000%	101,000	82,416
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	118,000	94,862
Ziggo BV(a)
01/15/2030	4.875%	102,000	86,934
Total			2,581,957
Chemicals 0.9%
Avient Corp.(a)
08/01/2030	7.125%	55,000	56,720
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	56,000	48,494
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	324,000	274,650
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	65,000	60,982
Element Solutions, Inc.(a)
09/01/2028	3.875%	70,000	61,362
HB Fuller Co.
10/15/2028	4.250%	86,000	76,736
Herens Holdco Sarl(a)
05/15/2028	4.750%	77,000	61,591
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	71,000	63,540
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	55,000	50,547
Ingevity Corp.(a)
11/01/2028	3.875%	46,000	39,758
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	69,000	70,354
Iris Holdings, Inc.(a),(g)
02/15/2026	8.750%	19,000	17,492
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	63,000	51,515
10/01/2029	6.250%	60,000	44,391
SPCM SA(a)
03/15/2027	3.125%	4,000	3,521
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	32,000	25,576
WR Grace Holdings LLC(a)
06/15/2027	4.875%	99,000	95,394
08/15/2029	5.625%	119,000	100,956
03/01/2031	7.375%	17,000	17,034
Total			1,220,613
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	136,000	119,553
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	48,244
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	14,000	14,416
03/15/2031	7.750%	18,000	18,862
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	16,351
Total			217,426
Consumer Cyclical Services 0.4%
APX Group, Inc.(a)
07/15/2029	5.750%	14,000	12,543
Arches Buyer, Inc.(a)
06/01/2028	4.250%	91,000	76,030
12/01/2028	6.125%	73,000	60,489
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	71,818
Match Group, Inc.(a)
12/15/2027	5.000%	18,000	17,034
06/01/2028	4.625%	55,000	51,118
Staples, Inc.(a)
04/15/2026	7.500%	52,000	45,554
Uber Technologies, Inc.(a)
05/15/2025	7.500%	40,000	40,493
01/15/2028	6.250%	97,000	96,821
08/15/2029	4.500%	109,000	99,465
Total			571,365
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	127,000	108,947
Mattel, Inc.
10/01/2040	6.200%	40,000	36,100
Newell Brands, Inc.
09/15/2027	6.375%	20,000	20,182
09/15/2029	6.625%	29,000	29,229
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	35,000	28,115

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
07/15/2025	5.750%	38,000	37,707
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	48,000	42,012
07/15/2030	5.500%	4,000	3,550
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	40,000	33,403
Total			339,245
Diversified Manufacturing 1.1%
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,168,216
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	38,229
01/01/2031	9.500%	12,000	12,664
Gates Global LLC/Co.(a)
01/15/2026	6.250%	65,000	64,155
Madison IAQ LLC(a)
06/30/2028	4.125%	73,000	63,260
06/30/2029	5.875%	49,000	37,655
Resideo Funding, Inc.(a)
09/01/2029	4.000%	61,000	50,995
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	24,000	22,646
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	61,000	62,026
06/15/2028	7.250%	55,000	56,521
Total			1,576,367
Electric 2.2%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	320,219
Calpine Corp.(a)
02/15/2028	4.500%	44,000	40,802
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	261,000	225,108
01/15/2032	3.750%	96,000	80,092
Duke Energy Corp.
06/15/2031	2.550%	510,000	426,376
08/15/2052	5.000%	306,000	284,741
Duke Energy Ohio, Inc.
04/01/2053	5.650%	57,000	59,777
Emera US Finance LP
06/15/2046	4.750%	365,000	296,941
Exelon Corp.
03/15/2053	5.600%	110,000	112,163
Georgia Power Co.
03/15/2042	4.300%	200,000	176,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	56,000	48,908
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	24,000	23,683
09/15/2027	4.500%	176,000	167,788
NRG Energy, Inc.(a)
06/15/2029	5.250%	29,000	26,770
02/15/2032	3.875%	223,000	178,530
Pacific Gas and Electric Co.
07/01/2050	4.950%	515,000	424,115
04/01/2053	6.700%	28,000	28,832
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	37,765
PG&E Corp.
07/01/2028	5.000%	35,000	33,056
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	69,000	65,838
01/15/2030	4.750%	107,000	96,649
Vistra Operations Co. LLC(a)
07/31/2027	5.000%	24,000	22,682
Total			3,177,282
Environmental 0.2%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	9,000	9,183
GFL Environmental, Inc.(a)
06/01/2025	4.250%	68,000	66,333
08/01/2025	3.750%	19,000	18,255
08/01/2028	4.000%	56,000	50,875
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	107,000	98,442
Total			243,088
Finance Companies 0.5%
Navient Corp.
06/25/2025	6.750%	58,000	56,838
03/15/2027	5.000%	41,000	36,292
OneMain Finance Corp.
09/15/2030	4.000%	31,000	23,237
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	50,376
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	111,000	95,346
03/01/2031	3.875%	82,000	67,926
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	425,000	337,413

6	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	98,000	95,481
Total			762,909
Food and Beverage 1.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	455,000	451,929
Bacardi Ltd.(a)
05/15/2048	5.300%	520,000	485,501
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	68,587
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	229,000	214,276
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	35,029
01/31/2030	4.125%	45,000	41,196
01/31/2032	4.375%	45,000	40,919
Pilgrim’s Pride Corp.
04/15/2031	4.250%	112,000	97,743
03/01/2032	3.500%	562,000	451,425
Post Holdings, Inc.(a)
03/01/2027	5.750%	12,000	11,780
04/15/2030	4.625%	28,000	25,100
09/15/2031	4.500%	53,000	46,642
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	101,000	88,710
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	86,000	69,865
US Foods, Inc.(a)
04/15/2025	6.250%	4,000	4,038
02/15/2029	4.750%	17,000	15,699
06/01/2030	4.625%	35,000	31,615
Total			2,180,054
Gaming 0.6%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	53,000	48,138
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	147,000	128,952
02/15/2030	7.000%	109,000	110,886
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	109,000	109,474
07/01/2025	6.250%	28,000	28,009
07/01/2027	8.125%	48,000	48,980
MGM Resorts International
09/01/2026	4.625%	66,000	62,405
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	107,000	93,075
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
01/15/2027	5.625%		18,000	16,900
07/01/2029	4.125%		35,000	29,162
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		61,000	54,189
Scientific Games International, Inc.(a)
07/01/2025	8.625%		20,000	20,471
05/15/2028	7.000%		45,000	44,549
11/15/2029	7.250%		28,000	28,037
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		47,000	46,039
Total				869,266
Health Care 2.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		12,000	11,624
04/15/2029	5.000%		74,000	69,571
AdaptHealth LLC(a)
03/01/2030	5.125%		61,000	51,773
Avantor Funding, Inc.(a)
07/15/2028	4.625%		29,000	27,532
11/01/2029	3.875%		164,000	146,801
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	227,000	154,070
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		10,000	8,821
04/01/2030	3.500%		42,000	36,893
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		17,000	15,910
03/15/2029	3.750%		21,000	18,681
03/15/2031	4.000%		19,000	16,682
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		44,000	27,227
05/15/2030	5.250%		155,000	120,795
02/15/2031	4.750%		39,000	28,843
CVS Health Corp.
07/20/2045	5.125%		420,000	398,054
GE Healthcare Holding LLC(a)
11/15/2027	5.650%		903,000	933,659
HCA, Inc.(a)
03/15/2052	4.625%		705,000	585,730
IQVIA, Inc.(a)
10/15/2026	5.000%		16,000	15,666
05/15/2027	5.000%		61,000	59,754
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%		149,000	129,271
Select Medical Corp.(a)
08/15/2026	6.250%		116,000	112,528

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	38,000	38,744
Tenet Healthcare Corp.
07/15/2024	4.625%	6,000	5,919
02/01/2027	6.250%	51,000	50,167
11/01/2027	5.125%	89,000	85,823
06/15/2028	4.625%	68,000	63,190
10/01/2028	6.125%	77,000	73,415
01/15/2030	4.375%	37,000	33,217
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	49,000	43,676
Total			3,364,036
Healthcare Insurance 1.2%
Aetna, Inc.
11/15/2042	4.125%	54,000	45,712
Centene Corp.
10/15/2030	3.000%	842,000	708,653
08/01/2031	2.625%	217,000	175,910
UnitedHealth Group, Inc.
02/15/2030	5.300%	370,000	389,747
04/15/2063	5.200%	415,000	420,597
Total			1,740,619
Home Construction 0.2%
Meritage Homes Corp.
06/06/2027	5.125%	44,000	42,897
Meritage Homes Corp.(a)
04/15/2029	3.875%	110,000	98,025
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	47,000	42,004
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	51,087
Total			234,013
Independent Energy 1.3%
Apache Corp.
02/01/2042	5.250%	16,000	13,459
04/15/2043	4.750%	176,000	132,614
Callon Petroleum Co.(a)
08/01/2028	8.000%	89,000	88,194
Centennial Resource Production LLC(a)
04/01/2027	6.875%	15,000	14,722
CNX Resources Corp.(a)
03/14/2027	7.250%	3,000	3,021
01/15/2029	6.000%	41,000	38,530
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	257,000	243,409
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	137,000	127,619
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	85,000	79,080
Matador Resources Co.
09/15/2026	5.875%	81,000	79,861
Occidental Petroleum Corp.
09/01/2030	6.625%	117,000	123,166
01/01/2031	6.125%	170,000	176,425
09/15/2036	6.450%	449,000	472,317
03/15/2040	6.200%	31,000	31,169
03/15/2046	6.600%	114,000	119,916
Southwestern Energy Co.
02/01/2029	5.375%	17,000	16,047
02/01/2032	4.750%	158,000	139,616
Total			1,899,165
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	105,000	76,442
Leisure 0.5%
Carnival Corp.(a)
03/01/2026	7.625%	64,000	58,391
03/01/2027	5.750%	61,000	50,091
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	74,000	79,571
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	15,000	14,988
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	29,000	28,163
Cinemark USA, Inc.(a)
03/15/2026	5.875%	145,000	136,555
NCL Corp., Ltd.(a)
02/15/2027	5.875%	23,000	21,446
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	63,000	58,558
07/15/2027	5.375%	8,000	7,132
01/15/2029	9.250%	15,000	15,943
01/15/2030	7.250%	113,000	113,702
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	75,000	74,378
Total			658,918
Life Insurance 0.2%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	300,000	291,402

8	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2046	4.800%		4,000	3,404
Total				294,806
Media and Entertainment 1.9%
Cengage Learning, Inc.(a)
06/15/2024	9.500%		208,000	200,975
Clear Channel International BV(a)
08/01/2025	6.625%		68,000	66,540
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		59,000	44,207
06/01/2029	7.500%		66,000	47,036
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		73,000	65,496
iHeartCommunications, Inc.
05/01/2026	6.375%		63,159	55,738
05/01/2027	8.375%		56,000	40,699
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		108,000	88,259
Magallanes, Inc.(a)
03/15/2062	5.391%		1,513,000	1,222,887
Netflix, Inc.
04/15/2028	4.875%		54,000	54,274
11/15/2028	5.875%		77,000	81,096
05/15/2029	4.625%	EUR	110,000	121,891
05/15/2029	6.375%		17,000	18,290
Netflix, Inc.(a)
06/15/2030	4.875%		308,000	307,171
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%		15,000	12,563
03/15/2030	4.625%		78,000	64,664
Playtika Holding Corp.(a)
03/15/2029	4.250%		134,000	112,338
Roblox Corp.(a)
05/01/2030	3.875%		72,000	61,601
Univision Communications, Inc.(a)
05/01/2029	4.500%		22,000	18,480
06/30/2030	7.375%		35,000	33,021
Total				2,717,226
Metals and Mining 0.4%
Allegheny Technologies, Inc.
10/01/2029	4.875%		16,000	14,601
10/01/2031	5.125%		63,000	57,326
Constellium SE(a)
06/15/2028	5.625%		69,000	65,674
04/15/2029	3.750%		291,000	252,264
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		143,000	135,161
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	33,000	27,113
Novelis Corp.(a)
11/15/2026	3.250%	28,000	25,572
08/15/2031	3.875%	33,000	27,778
Total			605,489
Midstream 2.4%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	40,000	34,389
DCP Midstream Operating LP
04/01/2044	5.600%	32,000	30,574
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	32,000	31,394
DT Midstream, Inc.(a)
06/15/2029	4.125%	72,000	63,299
06/15/2031	4.375%	42,000	36,505
EQM Midstream Partners LP(a)
07/01/2027	6.500%	22,000	21,304
01/15/2029	4.500%	73,000	62,069
01/15/2031	4.750%	257,000	213,408
EQM Midstream Partners LP
07/15/2048	6.500%	223,000	171,961
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	400,000	328,421
09/30/2040	3.250%	200,000	157,905
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	200,000	205,291
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	55,000	54,557
02/01/2028	5.000%	38,000	35,603
Kinder Morgan, Inc.
02/15/2046	5.050%	83,000	73,027
08/01/2052	5.450%	331,000	307,783
MPLX LP
03/14/2052	4.950%	108,000	93,771
NuStar Logistics LP
10/01/2025	5.750%	91,000	88,802
06/01/2026	6.000%	93,000	90,854
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	702,000	548,926
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	96,000	82,915
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	73,060
08/15/2031	4.125%	170,000	149,280
11/01/2033	3.875%	301,000	252,663

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
09/15/2045	5.100%	220,000	201,954
Total			3,409,715
Natural Gas 0.3%
NiSource, Inc.
05/15/2047	4.375%	465,000	403,701
Oil Field Services 0.1%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	72,000	68,655
Nabors Industries, Inc.(a)
05/15/2027	7.375%	29,000	28,398
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	83,000	85,107
Total			182,160
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	21,000	17,549
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	60,000	47,312
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	37,107
02/01/2027	4.250%	129,000	101,875
06/15/2029	4.750%	115,000	83,020
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	97,000	83,433
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	15,000	13,557
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	18,430
Total			384,734
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	26,000	25,765
09/01/2029	4.000%	135,000	106,182
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	18,000	16,765
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	38,000	34,548
Canpack SA/US LLC(a)
11/15/2029	3.875%	84,000	68,717
Sealed Air Corp.(a)
02/01/2028	6.125%	9,000	9,107
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	19,000	18,198
08/15/2027	8.500%	39,000	35,595
Total			314,877
Pharmaceuticals 1.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%	11,000	10,908
Amgen, Inc.
03/02/2063	5.750%	1,721,000	1,785,483
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	41,000	26,565
06/01/2028	4.875%	73,000	43,381
09/30/2028	11.000%	19,000	13,974
10/15/2030	14.000%	3,000	1,725
Endo Dac/Finance LLC/Finco, Inc.(a),(i)
06/30/2028	0.000%	17,000	1,320
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	19,000	15,588
Organon Finance 1 LLC(a)
04/30/2028	4.125%	37,000	34,053
04/30/2031	5.125%	82,000	72,788
Total			2,005,785
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	129,000	115,489
10/15/2027	6.750%	79,000	73,308
04/15/2028	6.750%	124,000	123,787
11/01/2029	5.875%	50,000	42,456
AssuredPartners, Inc.(a)
08/15/2025	7.000%	26,000	25,278
01/15/2029	5.625%	104,000	89,812
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	331,000	278,253
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	67,000	56,843
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	11,000	10,606
HUB International Ltd.(a)
05/01/2026	7.000%	193,000	190,126
12/01/2029	5.625%	98,000	85,366
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	7,000	6,134
USI, Inc.(a)
05/01/2025	6.875%	66,000	64,867
Total			1,162,325

10	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	18,000	18,072
01/15/2028	3.875%	66,000	61,407
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	20,000	17,556
01/15/2030	6.750%	47,000	38,621
IRB Holding Corp.(a)
06/15/2025	7.000%	124,000	124,352
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	51,282
Total			311,290
Retailers 1.0%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	14,000	12,527
02/15/2032	5.000%	44,000	38,570
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	18,476
Hanesbrands, Inc.(a)
02/15/2031	9.000%	30,000	30,694
L Brands, Inc.(a)
07/01/2025	9.375%	180,000	193,158
10/01/2030	6.625%	38,000	37,021
L Brands, Inc.
11/01/2035	6.875%	60,000	54,264
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	67,000	56,009
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	25,868
Lowe’s Companies, Inc.
04/01/2062	4.450%	224,000	182,985
09/15/2062	5.800%	700,000	703,872
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	37,000	34,738
02/15/2029	7.750%	47,000	46,094
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	37,000	30,069
Total			1,464,345
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	6.500%	140,000	141,147
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	68,000	63,998
Total			205,145
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.8%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	16,000	14,547
Block, Inc.
06/01/2031	3.500%	31,000	25,438
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	17,102
Broadcom, Inc.(a)
11/15/2036	3.187%	529,000	400,947
Camelot Finance SA(a)
11/01/2026	4.500%	35,000	33,058
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	26,000	23,210
07/01/2029	4.875%	101,000	91,325
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	54,000	45,107
Entegris Escrow Corp.(a)
04/15/2029	4.750%	46,000	43,411
06/15/2030	5.950%	81,000	78,492
Gartner, Inc.(a)
06/15/2029	3.625%	126,000	112,547
10/01/2030	3.750%	353,000	316,357
HealthEquity, Inc.(a)
10/01/2029	4.500%	58,000	51,746
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	44,000	36,016
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	59,000	47,379
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	109,000	56,207
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	88,000	71,351
NCR Corp.(a)
10/01/2028	5.000%	100,000	87,904
04/15/2029	5.125%	66,000	57,238
10/01/2030	5.250%	4,000	3,334
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	80,000	74,142
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	190,037
02/15/2042	3.125%	149,000	105,983
Picard Midco, Inc.(a)
03/31/2029	6.500%	100,000	87,316
PTC, Inc.(a)
02/15/2028	4.000%	40,000	37,730
Sabre GLBL, Inc.(a)
12/15/2027	11.250%	10,000	9,295

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	49,526
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	97,000	91,126
Synaptics, Inc.(a)
06/15/2029	4.000%	60,000	51,860
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	28,000	28,058
Verscend Escrow Corp.(a)
08/15/2026	9.750%	97,000	97,098
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	152,000	131,676
Total			2,566,563
Transportation Services 0.1%
Adani Ports & Special Economic Zone Ltd.(a)
07/03/2029	4.375%	200,000	152,057
Wireless 1.6%
Altice France Holding SA(a)
02/15/2028	6.000%	75,000	47,647
Altice France SA(a)
02/01/2027	8.125%	28,000	25,842
07/15/2029	5.125%	64,000	48,595
10/15/2029	5.500%	35,000	26,864
American Tower Corp.
08/15/2029	3.800%	268,000	249,144
06/15/2030	2.100%	75,000	61,113
SBA Communications Corp.
02/15/2027	3.875%	44,000	41,538
02/01/2029	3.125%	112,000	97,424
Sprint Capital Corp.
11/15/2028	6.875%	178,000	191,316
03/15/2032	8.750%	56,000	68,155
Sprint Corp.
06/15/2024	7.125%	17,000	17,300
T-Mobile US, Inc.
02/15/2031	2.875%	846,000	729,607
04/15/2031	3.500%	395,000	355,213
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	51,000	43,375
07/15/2031	4.750%	247,000	211,672
Total			2,214,805
Wirelines 1.2%
AT&T, Inc.
03/01/2029	4.350%	400,000	391,687
12/01/2057	3.800%	180,000	133,704
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CenturyLink, Inc.(a)
02/15/2027	4.000%		28,000	18,494
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		19,000	18,915
03/15/2031	8.625%		64,000	62,660
Iliad Holding SAS(a)
10/15/2026	6.500%		128,000	122,324
10/15/2028	7.000%		94,000	89,151
Network i2i Ltd.(a),(h)
12/31/2079	5.650%		200,000	190,076
Verizon Communications, Inc.
03/21/2031	2.550%		860,000	732,679
Total				1,759,690
Total Corporate Bonds & Notes (Cost $60,286,624)				55,630,753

Foreign Government Obligations(j),(k) 7.7%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%		200,000	172,286
Azerbaijan 0.1%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		165,000	140,607
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%		202,000	180,922
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		200,000	198,193
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		70,000	63,810
05/15/2029	4.250%		45,000	36,786
Total				298,789
Colombia 0.9%
Colombia Government International Bond
06/15/2045	5.000%		300,000	210,281
05/15/2049	5.200%		273,000	190,965
Colombian TES
03/26/2031	7.000%	COP	1,296,900,000	213,922
Ecopetrol SA
04/29/2030	6.875%		800,000	731,703
Total				1,346,871

12	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	215,294
04/30/2044	7.450%		200,000	192,961
01/27/2045	6.850%		200,000	178,663
Total				586,918
Egypt 0.4%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	100,000	64,820
05/29/2032	7.625%		474,000	300,947
01/31/2047	8.500%		250,000	145,453
Total				511,220
Guatemala 0.1%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	189,241
Hungary 0.4%
Hungary Government International Bond(a)
09/22/2031	2.125%		730,000	561,543
India 0.2%
Export-Import Bank of India(a)
01/15/2030	3.250%		239,000	211,481
Indonesia 0.5%
Indonesia Government International Bond
10/30/2049	3.700%		200,000	159,447
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	2,025,000,000	151,989
PT Pertamina Persero(a)
05/30/2044	6.450%		400,000	416,005
Total				727,441
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	353,000	314,060
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		225,000	211,092
Mexico 1.4%
Mexico Government International Bond
04/16/2030	3.250%		200,000	179,553
05/29/2031	7.750%	MXN	12,190,000	634,310
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
03/13/2027	6.500%		279,000	253,330
02/12/2028	5.350%		120,000	101,230
01/28/2031	5.950%		22,000	16,833
02/16/2032	6.700%		672,000	535,308
09/21/2047	6.750%		183,000	118,780
01/23/2050	7.690%		300,000	211,467
Total				2,050,811
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	189,914
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	167,424
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	193,754
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%		200,000	196,636
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	169,982
Total				366,618
Romania 0.1%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	150,000	120,925
Saudi Arabia 0.8%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		453,000	383,668
Saudi Government International Bond(a)
10/22/2030	3.250%		800,000	737,472
Total				1,121,140
South Africa 0.6%
Republic of South Africa Government Bond
01/31/2030	8.000%	ZAR	6,288,891	321,646
Republic of South Africa Government International Bond
09/30/2029	4.850%		200,000	180,018
09/30/2049	5.750%		400,000	294,705
Total				796,369

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2028	7.750%		200,000	37,100
09/25/2034	7.375%		420,000	72,142
03/15/2035	7.253%		200,000	34,291
Total				143,533
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	189,038
DP World Ltd.(a)
09/25/2048	5.625%		200,000	193,415
Total				382,453
United Kingdom 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
07/19/2024	7.125%	EUR	200,000	41,071
Total Foreign Government Obligations (Cost $12,569,316)				11,026,483

Residential Mortgage-Backed Securities - Agency 35.7%

Federal Home Loan Mortgage Corp.
05/01/2052	3.000%		1,430,179	1,289,902
07/01/2052- 08/01/2052	4.000%		2,879,152	2,777,752
Federal Home Loan Mortgage Corp.(d),(l)
CMO Series 4620 Class AS
11/15/2042	0.000%		523,293	25,934
Federal Home Loan Mortgage Corp. REMICS(l)
CMO Series 5051 Class KI
12/25/2050	2.500%		1,667,342	268,911
CMO Series 5192 Class PI
10/25/2051	2.500%		1,791,405	212,919
CMO Series 5198 Class KI
02/25/2052	3.000%		1,200,319	232,701
Federal National Mortgage Association
11/01/2051- 05/01/2052	3.000%		10,455,272	9,439,771
05/01/2052	3.500%		4,777,553	4,486,167
Federal National Mortgage Association(d),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%		1,192,312	12
Federal National Mortgage Association(l)
CMO Series 2012-133 Class EI
07/25/2031	3.500%		119,424	1,917
CMO Series 2013-1 Class AI
02/25/2043	3.500%		659,486	90,936
CMO Series 2021-3 Class TI
02/25/2051	2.500%		2,230,570	364,438
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(l)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	1.305%	239,321	30,559
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	1.155%	447,989	47,976
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	1.255%	345,665	57,653
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.305%	709,261	99,089
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	1.305%	310,775	41,907
Freddie Mac REMICS(l)
CMO Series 5287 Class NI
05/25/2051	3.500%	1,186,229	232,160
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	740,552	62,349
CMO Series 2020-138 Class GI
09/20/2050	3.000%	780,924	115,323
CMO Series 2021-140 Class IW
08/20/2051	3.500%	1,045,719	174,142
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,277,833	177,706
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,519,022	248,129
CMO Series 2021-89 Class IO
05/20/2051	3.000%	1,102,392	161,399
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	1.339%	396,999	39,977

14	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	1.439%	326,082	34,209
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	1.489%	354,364	34,701
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	1.439%	593,617	56,540
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	1.339%	464,724	42,287
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	1.339%	409,831	48,373
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	1.439%	766,443	73,850
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	1.289%	830,242	81,133
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	1.289%	282,019	31,475
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	1.289%	657,735	54,734
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	1.289%	545,489	59,516
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	1.389%	432,374	49,519
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	1.389%	421,058	47,578
CMO Series 2021-155 Class SG
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	1.539%	1,186,217	160,380
Government National Mortgage Association TBA(m)
04/20/2053	3.000%	2,000,000	1,821,707
Uniform Mortgage-Backed Security TBA(m)
04/17/2038	3.000%	1,000,000	947,969
04/13/2053	3.500%	3,500,000	3,252,129
04/13/2053	4.000%	8,500,000	8,129,486
04/13/2053	4.500%	8,500,000	8,328,264
04/13/2053	5.000%	7,000,000	6,981,406
Total Residential Mortgage-Backed Securities - Agency (Cost $52,100,513)			50,914,985

Residential Mortgage-Backed Securities - Non-Agency 18.6%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	354,273	319,335
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	9.695%	550,000	560,157
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	7.510%	300,000	297,279
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	1.991%	1,063,651	1,006,339
CMO Series 2021-B Class A1
04/01/2069	2.115%	294,643	278,782
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	3.761%	54,020	54,036

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	500,000	500,000
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	875,000	841,899
CIM Trust(a),(d)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	219,170	203,986
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.560%	750,000	676,655
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	16.560%	300,000	313,103
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	203,230	195,428
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	8.145%	350,000	350,788
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.184%	275,000	274,641
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B1
30-day Average SOFR + 3.300% 11/25/2041	7.860%	200,000	188,181
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.617%	1,200,000	1,065,320
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	6.810%	200,000	192,522
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.810%	400,000	392,807
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	10.845%	659,061	711,860
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.560%	600,000	571,307
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.610%	300,000	275,541
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	9.560%	250,000	196,404
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
1-month USD LIBOR + 0.000% 10/25/2032	4.845%	659,000	626,312
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.560%	750,000	746,555
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.310%	450,000	427,628
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	13.060%	350,000	320,709
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2020-CS02 Class M3
1-month USD LIBOR + 0.000% 06/25/2033	4.506%	1,250,000	1,212,706
New York Mortgage Trust(a),(d)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	400,000	382,713
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	233,483	217,934
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.560%	200,000	192,245
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	7.602%	276,159	273,533
PNMAC GMSR Issuer Trust(a),(b),(l)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2025	7.695%	2,350,000	2,337,918
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.495%	3,450,000	3,412,124
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	407,180	385,866

16	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	278,657	265,227
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	268,888	257,557
CMO Series 2021-2 Class A1
03/25/2026	2.115%	235,408	223,255
CMO Series 2021-3 Class A1
04/25/2026	1.867%	265,485	246,680
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	383,633	356,577
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	171,989	163,202
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	179,521	163,297
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.710%	400,000	382,755
Stonnington Mortgage Trust(a),(c),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	3.500%	67,697	66,682
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	400,000	382,356
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	9.345%	500,000	517,716
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	10.345%	250,000	252,057
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	375,736	347,602
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	469,584	433,368
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	437,858	411,837
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	326,023	293,627
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	319,854
CMO Series 2023-1 Class M1
12/25/2067	7.007%	1,000,000	955,085
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	246,524
Visio Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	176,523
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	84,113
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $27,061,576)			26,548,507

Senior Loans 5.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
American Airlines, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	8.260%	479,948	467,776
Automotive 0.3%
Clarios Global LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	8.090%	422,604	419,434
Cable and Satellite 0.4%
Virgin Media Bristol LLC(b),(n)
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	7.934%	600,000	592,578
Chemicals 0.5%
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	9.066%	46,563	31,512
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	9.066%	281,675	190,623

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% 11/08/2027	8.657%	484,733	483,371
Total			705,506
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	8.590%	33,135	29,071
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	12.590%	63,566	40,319
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.157%	488,750	459,323
Total			528,713
Diversified Manufacturing 0.3%
TK Elevator Midco GmbH(b),(n)
Tranche B1 Term Loan
6-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	8.602%	488,862	475,570
Electric 0.3%
Constellation Renewables LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	7.460%	461,237	458,354
Health Care 0.3%
Medline Borrower LP(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	8.090%	463,167	451,083
Leisure 0.5%
NAI Entertainment Holdings LLC(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	7.350%	750,000	707,580
Media and Entertainment 0.3%
Gray Television, Inc.(b),(n)
Tranche E Term Loan
1-month Term SOFR + 2.500% 01/02/2026	7.358%	425,886	417,637
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.3%
Asurion LLC(b),(n)
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	8.090%	437,184	404,553
Technology 1.6%
Avaya, Inc.(b),(n)
Debtor In Possession Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 08/15/2023	12.827%	70,081	71,833
Avaya, Inc.(i),(n)
Tranche B1 Term Loan
12/15/2027		277,009	65,704
Endurance International Group Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	8.219%	872,022	813,160
GoTo Group, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	9.590%	492,462	278,650
Misys Ltd.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	8.325%	490,422	457,274
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	8.590%	561,232	553,050
Total			2,239,671
Wireless 0.4%
SBA Senior Finance II LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	6.600%	484,733	484,079
Total Senior Loans (Cost $9,075,697)			8,352,534

18	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
U.S. Treasury Obligations 3.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2024	2.500%	1,635,000	1,598,596
05/15/2032	2.875%	2,905,000	2,764,743
Total U.S. Treasury Obligations (Cost $4,555,093)			4,363,339

Options Purchased Calls 0.2%
Value ($)
(Cost $1,117,465)	315,132
Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(p),(q)	5,448,487	5,447,397
Total Money Market Funds (Cost $5,446,107)		5,447,397
Total Investments in Securities (Cost: $180,815,274)		170,206,857
Other Assets & Liabilities, Net		(27,707,229)
Net Assets		142,499,628

At March 31, 2023, securities and/or cash totaling $1,680,991 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
370,277 USD	340,000 EUR	Goldman Sachs International	04/27/2023	—	(1,072)
5,700,000 ZAR	312,663 USD	HSBC	04/26/2023	—	(6,846)
1,030,000,000 COP	216,689 USD	HSBC	04/27/2023	—	(3,433)
1,484,000 EUR	1,616,165 USD	UBS	04/27/2023	4,696	—
Total				4,696	(11,351)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	18	06/2023	USD	2,360,813	99,588	—
U.S. Treasury 10-Year Note	10	06/2023	USD	1,149,219	—	(3,931)
U.S. Treasury 5-Year Note	70	06/2023	USD	7,665,547	162,813	—
U.S. Treasury 5-Year Note	78	06/2023	USD	8,541,609	—	(22,377)
Total					262,401	(26,308)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(57)	06/2023	EUR	(6,719,160)	—	(154,982)
Euro-Bund	(13)	06/2023	EUR	(1,765,920)	—	(66,148)
Japanese 10-Year Government Bond	(5)	06/2023	JPY	(740,600,000)	—	(98,790)
U.S. Treasury 2-Year Note	(70)	06/2023	USD	(14,451,719)	45,397	—
U.S. Treasury 2-Year Note	(64)	06/2023	USD	(13,213,000)	—	(146,148)
U.S. Treasury Ultra Bond	(8)	06/2023	USD	(1,129,000)	—	(46,709)
Total					45,397	(512,777)

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,730,000	3,730,000	2.25	04/27/2023	89,520	466
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,640,000	7,640,000	2.50	05/12/2023	228,436	9,045
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,230,000	5,230,000	2.25	05/26/2023	107,215	4,371
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	8,000,000	8,000,000	2.75	06/26/2023	259,800	56,522
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	6,150,000	6,150,000	3.30	11/14/2023	196,800	235,683
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,640,000	7,640,000	2.50	05/12/2023	235,694	9,045
Total							1,117,465	315,132

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(3,000,000)	(3,000,000)	3.60	4/03/2023	(23,100)	(96,115)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(4,000,000)	(4,000,000)	3.60	4/03/2023	(29,200)	(128,154)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(3,500,000)	(3,500,000)	3.60	4/07/2023	(31,500)	(113,109)
Total							(83,800)	(337,378)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(4,500,000)	(4,500,000)	3.55	05/15/2023	(54,000)	(19,294)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(10,000,000)	(10,000,000)	4.10	04/03/2023	(49,000)	(1)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(8,670,000)	(8,670,000)	3.95	05/16/2023	(66,759)	(13,254)
Total							(169,759)	(32,549)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(68,789)	—	—	—	(68,789)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(36,751)	—	—	—	(36,751)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(95,979)	—	—	—	(95,979)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	584,582	—	—	584,582	—
Total							383,063	—	—	584,582	(201,519)

20	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	56,500	(117)	30,500	—	25,883	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	56,500	(117)	6,743	—	49,640	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	95,000	(186)	75,044	—	19,770	—
Total							208,000	(420)	112,287	—	95,293	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	3,126,000	(57,610)	—	—	—	(57,610)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.605	USD	500,000	(150,000)	291	—	(108,354)	—	(41,355)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	14.605	USD	125,000	(37,500)	73	—	(13,992)	—	(23,435)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.605	USD	250,000	(75,000)	145	—	(38,728)	—	(36,127)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.605	USD	500,000	(150,000)	292	—	(107,303)	—	(42,405)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.605	USD	500,000	(150,000)	291	—	(83,121)	—	(66,588)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.605	USD	500,000	(150,000)	292	—	(80,040)	—	(69,668)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.605	USD	500,000	(150,000)	291	—	(97,113)	—	(52,596)
Total								(862,500)	1,675	—	(528,651)	—	(332,174)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.520%
3-Month USD LIBOR	London Interbank Offered Rate	5.193%
Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $63,282,373, which represents 44.41% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $66,682, which represents 0.05% of total net assets.
(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(i)	Represents a security in default.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a when-issued basis.
(n)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Represents a security purchased on a forward commitment basis.
(p)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	13,811,358	7,731,188	(16,094,553)	(596)	5,447,397	66	97,982	5,448,487
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2023

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